BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details - Depreciation on power generating assets)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Dams
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	Up to 115 years
Penstocks
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	Up to 60 years
Powerhouses
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	Up to 115 years
Hydroelectric generating units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	Up to 115 years
Wind generating units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	Up to 30 years
Solar generating units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	Up to 30 years
Gas-fired cogenerating (Cogeneration) units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	Up to 40 years
Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	Up to 60 years
Concession asset | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	29	15